Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Total Fund Solution
Entity Central Index Key	0001872253
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Investor Class
Shareholder Report [Line Items]
Fund Name	Cromwell CenterSquare Real Estate Fund
Class Name	Investor Class
Trading Symbol	MRESX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Cromwell CenterSquare Real Estate Fund for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://thecromwellfunds.com/funds/centersquare-real-estate. You can also request this information by contacting us at 1-855-625-7333.
Additional Information Phone Number	1-855-625-7333
Additional Information Website	https://thecromwellfunds.com/funds/centersquare-real-estate
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$113	1.09%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	1.09%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the year ended December 31, 2024, the Cromwell CenterSquare Real Estate Fund (MRESX) returned 7.09%, outperforming the 4.92% return of the FTSE Nareit All Equity REITs by 217 basis points (bps).
The REIT market underperformed broader equity markets in 2024, a result of interest rate volatility throughout the year. Expectations for a rate cut by the Federal Reserve were pushed into the second half of the year, which resulted in relatively flat performance for REITs during the first half. Investors’ optimism for cuts grew in the third quarter, finally materializing with a 50-basis point cut at the September meeting followed by 25-basis point cuts in both November and December. Returns initially surged on this optimism but softened late in the year as inflation concerns crept back to the forefront after the election. Expectations of fewer rate cuts in 2025 dragged down the broad equities markets in December, but it particularly impacted REITs.
• The Fund’s strong relative returns came from both stock selection and sector selection. The portfolio’s allocation to Health Care sector was the single largest source of relative outperformance with contributions from both stock selection and sector selection. A steady overweight to the sector contributed to outperformance due to the strength of returns in Health Care stocks throughout the year. Health Care was in favor during periods of economic uncertainty due to its defensive characteristics. The portfolio allocation tilted towards segments of the sector such as Seniors’ Housing with growth opportunities and favorable supply and demand dynamics. Equally important, the portfolio avoided more volatile segments such as Medical Office properties and Life Sciences, where a buildup of supply depressed valuations.
• The portfolio also benefited from its overweight allocation to Shopping Centers, another sector that was in favor when the path of economic growth was uncertain. Fourth quarter acquisition activity within Shopping Centers at favorable valuations boosted returns, particularly for positions held within the portfolio. Net lease was another large source of stock selection contribution as the account’s holdings of well-capitalized, high-credit quality exposure REITs in the sector outperformed. An overweight to the Data Center segment contributed additional outsized relative returns for the portfolio. Lastly, Towers and Timber, two sectors specific to the FTSE Nareit All Equity REIT Index, underperformed. The portfolio maintains underweights to both sectors, which contributed to the Fund’s outperformance for the year.
• Relative performance was partially offset by underweight allocations in the Regional Mall and Specialty sectors which produced higher total returns than the overall REIT index. Regional Malls were in favor with investors late in the year for their high sensitivity to the economic growth that the market expects in 2025. The Specialty sector includes REITs with no unifying theme. The strongest returns came from a document storage business that is developing data centers, a stock that has grown as a portfolio allocation throughout the year.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Investor Class	7.09	4.11	5.34
FTSE NAREIT All Equity REITS Total Return Index	4.92	3.29	5.83
Dow Jones U.S. Select Real Estate Securities Total Return	8.02	3.37	4.87
S&P 500 TR	25.02	14.53	13.10

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
Visit https://thecromwellfunds.com/funds/centersquare-real-estate for more recent performance information.
Visit https://thecromwellfunds.com/funds/centersquare-real-estate for more recent performance information.

Net Assets	$ 99,806,552
Holdings Count | $ / shares	52
Advisory Fees Paid, Amount	$ 695,485
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$99,806,552
Number of Holdings	52
Net Advisory Fee	$695,485
Portfolio Turnover	35%

Holdings [Text Block]

Top 10 Issuers	(%)
Equinix, Inc.	8.1%
American Tower Corp.	7.7%
Prologis, Inc.	5.7%
Welltower, Inc.	5.5%
Digital Realty Trust, Inc.	4.6%
Ventas, Inc.	3.8%
Invitation Homes, Inc.	3.7%
UDR, Inc.	3.5%
Extra Space Storage, Inc.	3.5%
Equity Residential	2.8%

Updated Prospectus Web Address	https://thecromwellfunds.com/funds/centersquare-real-estate.
Institutional Class
Shareholder Report [Line Items]
Fund Name	Cromwell CenterSquare Real Estate Fund
Class Name	Institutional Class
Trading Symbol	MRASX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Cromwell CenterSquare Real Estate Fund for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://thecromwellfunds.com/funds/centersquare-real-estate. You can also request this information by contacting us at 1-855-625-7333.
Additional Information Phone Number	1-855-625-7333
Additional Information Website	https://thecromwellfunds.com/funds/centersquare-real-estate
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$107	1.03%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the year ended December 31, 2024, the Cromwell CenterSquare Real Estate Fund (MRASX) returned 7.20%, outperforming the 4.92% return of the FTSE Nareit All Equity REITs by 228 basis points (bps).
The REIT market underperformed broader equity markets in 2024, a result of interest rate volatility throughout the year. Expectations for a rate cut by the Federal Reserve were pushed into the second half of the year, which resulted in relatively flat performance for REITs during the first half. Investors’ optimism for cuts grew in the third quarter, finally materializing with a 50-basis point cut at the September meeting followed by 25-basis point cuts in both November and December. Returns initially surged on this optimism but softened late in the year as inflation concerns crept back to the forefront after the election. Expectations of fewer rate cuts in 2025 dragged down the broad equities markets in December, but it particularly impacted REITs.
• The Fund’s strong relative returns came from both stock selection and sector selection. The portfolio’s allocation to Health Care sector was the single largest source of relative outperformance with contributions from both stock selection and sector selection. A steady overweight to the sector contributed to outperformance due to the strength of returns in Health Care stocks throughout the year. Health Care was in favor during periods of economic uncertainty due to its defensive characteristics. The portfolio allocation tilted towards segments of the sector such as Seniors’ Housing with growth opportunities and favorable supply and demand dynamics. Equally important, the portfolio avoided more volatile segments such as Medical Office properties and Life Sciences, where a buildup of supply depressed valuations.
• The portfolio also benefited from its overweight allocation to Shopping Centers, another sector that was in favor when the path of economic growth was uncertain. Fourth quarter acquisition activity within Shopping Centers at favorable valuations boosted returns, particularly for positions held within the portfolio. Net lease was another large source of stock selection contribution as the account’s holdings of well-capitalized, high-credit quality exposure REITs in the sector outperformed. An overweight to the Data Center segment contributed additional outsized relative returns for the portfolio. Lastly, Towers and Timber, two sectors specific to the FTSE Nareit All Equity REIT Index, underperformed. The portfolio maintains underweights to both sectors, which contributed to the Fund’s outperformance for the year.
• Relative performance was partially offset by underweight allocations in the Regional Mall and Specialty sectors which produced higher total returns than the overall REIT index. Regional Malls were in favor with investors late in the year for their high sensitivity to the economic growth that the market expects in 2025. The Specialty sector includes REITs with no unifying theme. The strongest returns came from a document storage business that is developing data centers, a stock that has grown as a portfolio allocation throughout the year.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (02/24/2017)
Institutional Class	7.20	4.21	5.02
FTSE NAREIT All Equity REITS Total Return Index	4.92	3.29	5.42
Dow Jones U.S. Select Real Estate Securities Total Return	8.02	3.37	4.45
S&P 500 TR	25.02	14.53	14.25

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
Visit https://thecromwellfunds.com/funds/centersquare-real-estate for more recent performance information.
Visit https://thecromwellfunds.com/funds/centersquare-real-estate for more recent performance information.

Net Assets	$ 99,806,552
Holdings Count | $ / shares	52
Advisory Fees Paid, Amount	$ 695,485
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$99,806,552
Number of Holdings	52
Net Advisory Fee	$695,485
Portfolio Turnover	35%

Holdings [Text Block]

Top 10 Issuers	(%)
Equinix, Inc.	8.1%
American Tower Corp.	7.7%
Prologis, Inc.	5.7%
Welltower, Inc.	5.5%
Digital Realty Trust, Inc.	4.6%
Ventas, Inc.	3.8%
Invitation Homes, Inc.	3.7%
UDR, Inc.	3.5%
Extra Space Storage, Inc.	3.5%
Equity Residential	2.8%

Updated Prospectus Web Address	https://thecromwellfunds.com/funds/centersquare-real-estate.
Investor Class
Shareholder Report [Line Items]
Fund Name	Cromwell Long Short Fund
Class Name	Investor Class
Trading Symbol	MFADX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Cromwell Long Short Fund for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://thecromwellfunds.com/funds/long-short. You can also request this information by contacting us at 1-855-625-7333.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-855-625-7333
Additional Information Website	https://thecromwellfunds.com/funds/long-short
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$217	2.11%

Expenses Paid, Amount	$ 217
Expense Ratio, Percent	2.11%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the one-year period ended December 31, 2024, the Fund (MFADX) rose 5.71% and the Russell 1000 Index returned 24.51%.
• The year 2024 proved to be another strong year for equity markets, with continued leadership from the largest U.S. companies, fueled by excitement about artificial intelligence (AI) investments and early signs of AI demand. Broadly speaking, this has been driven by expansion of price-to-earnings multiple and positive earnings revisions skewed toward these large leaders. Mid- to small-cap stocks posted low to mid-teens returns but lagged in 2024 due to less favorable earnings revisions and lower price-to-earnings multiple expansion.
• During the period from the beginning of the year through May 31, 2024, prior to Mutual of America Capital Management’s appointment as sub-advisor to the Fund, the Fund’s Industrials, Energy, and Basic Materials sectors’ holdings positively contributed to performance while the Real Estate sector’s holdings detracted from performance. With regards to specific holdings, Star Bulk Carriers and Costco Wholesale were the top contributing stocks in the portfolio from the beginning of 2024 through May 31, 2024. Over the same period, Lam Research Corp., Tesla, and Microsoft were top detractors from performance over the year.
• For the period from June 1, 2024, to the end of the year, the Fund was sub-advised by Mutual of America Capital Management. The long portion of the portfolio underperformed while the short portion of the portfolio had a negligible positive impact on performance. In the long book, the sector that contributed the most to performance was Consumer Staples followed by Utilities. Technology was the largest detractor from performance due to an underweight position in the sector and stock selection, followed by Energy. In the short book, the Fund had a positive impact from security selection in the Health Care and Technology.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Investor Class	5.71	7.06	3.80
Russell 1000 Total Return	24.51	14.28	12.87
S&P 500 TR	25.02	14.53	13.10

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	May 31, 2024
Updated Performance Information Location [Text Block]	Visit https://thecromwellfunds.com/funds/long-short for more recent performance information. Visit https://thecromwellfunds.com/funds/long-short for more recent performance information.
Net Assets	$ 91,376,893
Holdings Count | $ / shares	135
Advisory Fees Paid, Amount	$ 1,145,396
Investment Company Portfolio Turnover	108.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$91,376,893
Number of Holdings	135
Net Advisory Fee	$1,145,396
Portfolio Turnover	108%

Holdings [Text Block]

Top 10 Issuers	(%)
Microsoft Corp.	7.1%
NVIDIA Corp.	6.6%
Alphabet, Inc.	4.6%
Apple, Inc.	4.5%
Amazon.com, Inc.	4.2%
Visa, Inc.	2.6%
JPMorgan Chase & Co.	2.5%
Mastercard, Inc.	1.9%
Johnson & Johnson	1.6%
UnitedHealth Group, Inc.	1.6%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Fund Name Change:
Effective May 31, 2024, the Cromwell Marketfield L/S Fund changed its name to the Cromwell Long Short Fund (the “Fund”).
Changes to Fund’s Investment Adviser or Sub-Adviser:
Effective May 31, 2024, Mutual of America Capital Management, LLC replaced Marketfield Asset Management LLC as a sub-adviser to the Fund.
Changes to the Fund’s Principal Investment Strategy:
Prior to May 31, 2024, under normal market conditions, the Fund’s long positions may range from approximately 60% to 95% of its net assets and its short positions may range from approximately 10% to 50% of its net assets. Effective May 31, 2024, under normal market conditions, the sub-adviser expects to maintain the Fund’s long positions in a range between 80% to 100% of net assets, and its short positions at approximately 20% of net assets, which may range between 10% to 30%.
Changes to Shareholder Fees (fees paid directly from your investment):
Effective May 31, 2024, with the change in sub-adviser to the Fund and associated change in principal investment strategy in regards to the volume and types of securities anticipated to be held short by the Fund the short sale expenses incured by the Fund are anticipated to be materially lower. Short sale expenses were reduced to 0.18% from the 0.58% the Fund incurred in 2023 in the Fund’s prospectus.
Changes to Fund’s Portfolio Manager or Portfolio Management Team:
Effective May 31, 2024, Joseph R. Gaffoglio, Thaddeus Pollock and Jamie A. Zendel of Mutual of America Capital Management, LLC became portfolio managers for the Fund.

Updated Prospectus Web Address	https://thecromwellfunds.com/funds/long-short.
Institutional Class
Shareholder Report [Line Items]
Fund Name	Cromwell Long Short Fund
Class Name	Institutional Class
Trading Symbol	MFLDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Cromwell Long Short Fund for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://thecromwellfunds.com/funds/long-short. You can also request this information by contacting us at 1-855-625-7333.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-855-625-7333
Additional Information Website	https://thecromwellfunds.com/funds/long-short
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$193	1.88%

Expenses Paid, Amount	$ 193
Expense Ratio, Percent	1.88%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the one-year period ended December 31, 2024, the Fund (MFLDX) rose 5.97% and the Russell 1000 Index returned 24.51%.
• The year 2024 proved to be another strong year for equity markets, with continued leadership from the largest U.S. companies, fueled by excitement about artificial intelligence (AI) investments and early signs of AI demand. Broadly speaking, this has been driven by expansion of price-to-earnings multiple and positive earnings revisions skewed toward these large leaders. Mid- to small-cap stocks posted low to mid-teens returns but lagged in 2024 due to less favorable earnings revisions and lower price-to-earnings multiple expansion.
• During the period from the beginning of the year through May 31, 2024, prior to Mutual of America Capital Management’s appointment as sub-advisor to the Fund, the Fund’s Industrials, Energy, and Basic Materials sectors’ holdings positively contributed to performance while the Real Estate sector’s holdings detracted from performance. With regards to specific holdings, Star Bulk Carriers and Costco Wholesale were the top contributing stocks in the portfolio from the beginning of 2024 through May 31, 2024. Over the same period, Lam Research Corp., Tesla, and Microsoft were top detractors from performance over the year.
• For the period from June 1, 2024, to the end of the year, the Fund was sub-advised by Mutual of America Capital Management. The long portion of the portfolio underperformed while the short portion of the portfolio had a negligible positive impact on performance. In the long book, the sector that contributed the most to performance was Consumer Staples followed by Utilities. Technology was the largest detractor from performance due to an underweight position in the sector and stock selection, followed by Energy. In the short book, the Fund had a positive impact from security selection in the Health Care and Technology.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class	5.97	7.33	4.05
Russell 1000 Total Return	24.51	14.28	12.87
S&P 500 TR	25.02	14.53	13.10

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	May 31, 2024
Updated Performance Information Location [Text Block]	Visit https://thecromwellfunds.com/funds/long-short for more recent performance information. Visit https://thecromwellfunds.com/funds/long-short for more recent performance information.
Net Assets	$ 91,376,893
Holdings Count | $ / shares	135
Advisory Fees Paid, Amount	$ 1,145,396
Investment Company Portfolio Turnover	108.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$91,376,893
Number of Holdings	135
Net Advisory Fee	$1,145,396
Portfolio Turnover	108%

Holdings [Text Block]

Top 10 Issuers	(%)
Microsoft Corp.	7.1%
NVIDIA Corp.	6.6%
Alphabet, Inc.	4.6%
Apple, Inc.	4.5%
Amazon.com, Inc.	4.2%
Visa, Inc.	2.6%
JPMorgan Chase & Co.	2.5%
Mastercard, Inc.	1.9%
Johnson & Johnson	1.6%
UnitedHealth Group, Inc.	1.6%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Fund Name Change:
Effective May 31, 2024, the Cromwell Marketfield L/S Fund changed its name to the Cromwell Long Short Fund (the “Fund”).
Changes to Fund’s Investment Adviser or Sub-Adviser:
Effective May 31, 2024, Mutual of America Capital Management, LLC replaced Marketfield Asset Management LLC as a sub-adviser to the Fund.
Changes to the Fund’s Principal Investment Strategy:
Prior to May 31, 2024, under normal market conditions, the Fund’s long positions may range from approximately 60% to 95% of its net assets and its short positions may range from approximately 10% to 50% of its net assets. Effective May 31, 2024, under normal market conditions, the sub-adviser expects to maintain the Fund’s long positions in a range between 80% to 100% of net assets, and its short positions at approximately 20% of net assets, which may range between 10% to 30%.
Changes to Shareholder Fees (fees paid directly from your investment).
Effective May 31, 2024, with the change in sub-adviser to the Fund and associated change in principal investment strategy in regards to the volume and types of securities anticipated to be held short by the Fund the short sale expenses incured by the Fund are anticipated to be materially lower. Short sale expenses were reduced to 0.18% from the 0.58% the Fund incurred in 2023 in the Fund’s prospectus.
Changes to Fund’s Portfolio Manager or Portfolio Management Team:
Effective May 31, 2024, Joseph R. Gaffoglio, Thaddeus Pollock and Jamie A. Zendel of Mutual of America Capital Management, LLC became portfolio managers for the Fund.

Updated Prospectus Web Address	https://thecromwellfunds.com/funds/long-short.
Institutional Class
Shareholder Report [Line Items]
Fund Name	Cromwell Foresight Global Sustainable Infrastructure Fund
Class Name	Institutional Class
Trading Symbol	CFGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Cromwell Foresight Global Sustainable Infrastructure Fund for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://thecromwellfunds.com/funds/foresight-global-sustainable-infrastructure. You can also request this information by contacting us at 1-855-625-7333.
Additional Information Phone Number	1-855-625-7333
Additional Information Website	https://thecromwellfunds.com/funds/foresight-global-sustainable-infrastructure
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$102	1.05%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the year ended December 31, 2024, the Cromwell Foresight Global Sustainable Infrastructure Fund (CFGIX) returned -5.55% while the S&P Global Infrastructure Index one-year return was 15.10%.
• Top individual holdings that positively contributed to performance in the period included Equinix, Digital Realty Trust, Cordiant Digital Infrastructure, Infratil, and Healthpeak Properties.
• Top individual holdings that detracted from performance in the period included Cellnex Telecom, Northland Power, Boralex, The Renewables Infrastructure Group, and Innergex.
• In preparation for a Trump-win, the Fund reduced its renewable energy exposure earlier in the year, while maintaining conviction in diversified assets. The Fund remains focused on global infrastructure opportunities, including decarbonization, energy security, and digital infrastructure.
Throughout the period, the Fund navigated a complex macroeconomic environment. 2024 began with elevated long-term government bonds, creating a growth-restrictive environment and placing downward pressure on share prices. Portfolio companies strategically focused on non-equity financing methods to free up capital. The market saw a gradual improvement in sentiment during the second half of the year as the Federal Reserve and European Central Bank initiated interest rate cuts in response to moderating inflation, while persistent core inflation and elevated service sector costs added challenges. In the U.S., resilient economic growth and strong labor markets supported a decline in inflation, while in Europe, inflation fell to its lowest levels in over three years. These shifts, alongside easing borrowing costs, improved sentiment across equity markets as the period came to an end, benefiting the Fund’s core sectors.
Portfolio companies leveraged structural growth drivers, inflation-linked contracts, and stable cash flows to mitigate risks. U.S. GDP growth reached 2.8% in Q3 2024, while Eurozone GDP exceeded expectations at 0.4% and inflation dropped to around 2%. Political developments, including UK budget negotiations and the U.S. election cycle, added volatility but also opportunities for growth. Trump’s victory in the U.S. election caused market fluctuations, particularly in sectors sensitive to regulatory shifts, with investors awaiting clarity on trade and climate policies.
During the period, sustained market volatility presented the Foresight Capital Management team with opportunities to make strategic portfolio adjustments. The team focused on identifying attractively valued companies with robust earnings profiles and strong cash-generating capabilities, to enhance portfolio characteristics. Portfolio rebalancing efforts throughout the period were aimed at optimizing risk-adjusted returns and positioning the portfolio for long-term growth.
A broader industry trend during the period included well-capitalized private entities seeking attractively priced and undervalued assets in the renewable energy sector, as seen with one of the Fund’s holdings, Encavis (ECV), which received a take-out offer from private equity firm, KKR. This transaction highlighted the attractiveness of ECV’s portfolio of wind and solar renewable energy assets across Europe, particularly given its discounted share price. In parallel, the Fund actively pursued portfolio disposals during the year, divesting select holdings to realize value and reposition for future opportunities.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (01/31/2023)
Institutional Class	-5.55	-6.36
S&P 500 TR	25.02	22.96
S&P Global Infrastructure Total Return Index	15.10	8.55

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
Visit https://thecromwellfunds.com/funds/foresight-global-sustainable-infrastructure for more recent performance information.
Visit https://thecromwellfunds.com/funds/foresight-global-sustainable-infrastructure for more recent performance information.

Net Assets	$ 43,890,251
Holdings Count | $ / shares	27
Advisory Fees Paid, Amount	$ 278,295
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$43,890,251
Number of Holdings	27
Net Advisory Fee	$278,295
Portfolio Turnover	24%

Holdings [Text Block]

Top 10 Issuers	(%)
Cellnex Telecom SA	6.6%
Equinix, Inc.	5.8%
3i Infrastructure PLC	5.7%
Infratil Ltd.	5.2%
American Tower Corp.	5.0%
Boralex, Inc.	4.7%
Healthpeak Properties, Inc.	4.1%
Renewables Infrastructure Group Ltd.	3.9%
National Grid PLC	3.8%
Brookfield Renewable Partners LP	3.7%

Top 10 Countries	(%)
United States	30.2%
United Kingdom	23.4%
Canada	15.8%
New Zealand	7.2%
Spain	6.6%
Jersey	5.7%
Australia	3.6%
Ireland	2.5%
Italy	2.3%
Cash & Other	2.7%

Updated Prospectus Web Address	https://thecromwellfunds.com/funds/foresight-global-sustainable-infrastructure.
Investor Class
Shareholder Report [Line Items]
Fund Name	Cromwell Tran Sustainable Focus Fund
Class Name	Investor Class
Trading Symbol	LIMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Cromwell Tran Sustainable Focus Fund for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://thecromwellfunds.com/funds/tran-sustainable-focus. You can also request this information by contacting us at 1-855-625-7333.
Additional Information Phone Number	1-855-625-7333
Additional Information Website	https://thecromwellfunds.com/funds/tran-sustainable-focus
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$127	1.18%

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	1.18%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the one-year period ended December 31, 2024, the Fund (LIMAX) rose 15.00% and the S&P 500 Index returned 25.02%.
In 2024, the U.S. economy benefited from declining inflation, healthy employment levels, and a steady GDP growth. The Fund’s performance was driven by the following factors:
• In 2024, stock market performance was primarily dominated by the largest tech companies. The Magnificent Seven (Alphabet, Amazon, Apple, Meta Platforms, Microsoft, NVIDIA, and Tesla), on average, returned over 60% and accounted for over half of the S&P 500’s 2024 return. While the Fund owned some of the seven companies, we did not own all of them. Specifically, we did not own Apple and Tesla due to our fundamental concern that they are particularly expensive relative to their earnings growth.
• Specific underweights against the Magnificent Seven contributed nearly 550 basis points of underperformance against the S&P 500 Index. For example, not owning Apple and Tesla resulted in 300 bps of negative contribution.
• The Fund’s overweight in Amazon and Meta contributed nearly 200 bps of outperformance. However, it was not enough to offset the underweight in the former two, which together make up close to 7% of the S&P 500, and the Magnificent Seven all together.
• Other areas of underperformance came from the Fund’s lower weight in Financials. While Progressive was up over 50% in 2024, the Fund was underweight in banks, which as an industry group, returned 38%.
• The Fund’s bottom three performers in the year all faced cyclical pressures despite their industry-leading franchises. Our bottom contributors in 2024 were AMN Healthcare Services, a provider of nursing and healthcare staffing; Aptiv, a provider of active safety and electrical architectures for autos; and Entegris, a provider of materials purity and filtration solutions used in semiconductor manufacturing.
• Top performers in the year were Talen Energy, an independent power producer, along with NVIDIA, Amazon, Meta Platforms, and Taiwan Semiconductor Manufacturing.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Investor Class	15.00	8.60	9.10
S&P 500 TR	25.02	14.53	13.10

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
Visit https://thecromwellfunds.com/funds/tran-sustainable-focus for more recent performance information.
Visit https://thecromwellfunds.com/funds/tran-sustainable-focus for more recent performance information.

Net Assets	$ 29,683,929
Holdings Count | $ / shares	29
Advisory Fees Paid, Amount	$ 49,309
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$29,683,929
Number of Holdings	29
Net Advisory Fee	$49,309
Portfolio Turnover	37%

Holdings [Text Block]

Top 10 Issuers	(%)
Microsoft Corp.	8.1%
Amazon.com, Inc.	7.9%
Talen Energy Corp.	7.5%
NVIDIA Corp.	6.9%
Danaher Corp.	5.4%
Meta Platforms, Inc.	5.3%
T-Mobile US, Inc.	5.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.9%
Palo Alto Networks, Inc.	4.4%
Ferguson Enterprises, Inc.	4.0%

Updated Prospectus Web Address	https://thecromwellfunds.com/funds/tran-sustainable-focus.
Institutional Class
Shareholder Report [Line Items]
Fund Name	Cromwell Tran Sustainable Focus Fund
Class Name	Institutional Class
Trading Symbol	LIMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Cromwell Tran Sustainable Focus Fund for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://thecromwellfunds.com/funds/tran-sustainable-focus. You can also request this information by contacting us at 1-855-625-7333.
Additional Information Phone Number	1-855-625-7333
Additional Information Website	https://thecromwellfunds.com/funds/tran-sustainable-focus
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$100	0.93%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the one-year period ended December 31, 2024, the Fund (LIMIX) rose 15.44% and the S&P 500 Index returned 25.02%.
In 2024, the U.S. economy benefited from declining inflation, healthy employment levels, and a steady GDP growth. The Fund’s performance was driven by the following factors:
• In 2024, stock market performance was primarily dominated by the largest tech companies. The Magnificent Seven (Alphabet, Amazon, Apple, Meta Platforms, Microsoft, NVIDIA, and Tesla), on average, returned over 60% and accounted for over half of the S&P 500’s 2024 return. While the Fund owned some of the seven companies, we did not own all of them. Specifically, we did not own Apple and Tesla due to our fundamental concern that they are particularly expensive relative to their earnings growth.
• Specific underweights against the Magnificent Seven contributed nearly 550 basis points of underperformance against the S&P 500 Index. For example, not owning Apple and Tesla resulted in 300 bps of negative contribution.
• The Fund’s overweight in Amazon and Meta contributed nearly 200 bps of outperformance. However, it was not enough to offset the underweight in the former two, which together make up close to 7% of the S&P 500, and the Magnificent Seven all together.
• Other areas of underperformance came from the Fund’s lower weight in Financials. While Progressive was up over 50% in 2024, the Fund was underweight in banks, which as an industry group, returned 38%.
• The Fund’s bottom three performers in the year all faced cyclical pressures despite their industry-leading franchises. Our bottom contributors in 2024 were AMN Healthcare Services, a provider of nursing and healthcare staffing; Aptiv, a provider of active safety and electrical architectures for autos; and Entegris, a provider of materials purity and filtration solutions used in semiconductor manufacturing.
• Top performers in the year were Talen Energy, an independent power producer, along with NVIDIA, Amazon, Meta Platforms, and Taiwan Semiconductor Manufacturing.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class	15.44	8.90	9.38
S&P 500 TR	25.02	14.53	13.10

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
Visit https://thecromwellfunds.com/funds/tran-sustainable-focus for more recent performance information.
Visit https://thecromwellfunds.com/funds/tran-sustainable-focus for more recent performance information.

Net Assets	$ 29,683,929
Holdings Count | $ / shares	29
Advisory Fees Paid, Amount	$ 49,309
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$29,683,929
Number of Holdings	29
Net Advisory Fee	$49,309
Portfolio Turnover	37%

Holdings [Text Block]

Top 10 Issuers	(%)
Microsoft Corp.	8.1%
Amazon.com, Inc.	7.9%
Talen Energy Corp.	7.5%
NVIDIA Corp.	6.9%
Danaher Corp.	5.4%
Meta Platforms, Inc.	5.3%
T-Mobile US, Inc.	5.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.9%
Palo Alto Networks, Inc.	4.4%
Ferguson Enterprises, Inc.	4.0%

Updated Prospectus Web Address	https://thecromwellfunds.com/funds/tran-sustainable-focus.
Institutional Class
Shareholder Report [Line Items]
Fund Name	Cromwell Greenspring Mid Cap Fund
Class Name	Institutional Class
Trading Symbol	GRSPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Cromwell Greenspring Mid Cap Fund for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://thecromwellfunds.com/funds/greenspring-mid-cap-fund. You can also request this information by contacting us at 1-855-625-7333.
Additional Information Phone Number	1-855-625-7333
Additional Information Website	https://thecromwellfunds.com/funds/greenspring-mid-cap-fund
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$112	1.04%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Cromwell Greenspring Mid Cap Fund (GRSPX) achieved a 16.08% total return for the year ended December 31, 2024. During this same period, the Russell Midcap Index returned 15.34%.
During the year, equity markets cheered the combination of solid—often better-than-expected— economic growth, decelerating (though persistently elevated) inflation, the Fed’s interest rate reductions, and optimism about the perceived pro-growth agenda of the new administration in Washington.
The Fund’s performance was driven by broad-based gains across a wide range of holdings. Our holdings within the Industrials and Consumer Staples sectors were the largest contributors, both positive, driven by strong stock selection given our company-specific research process. More specifically, key influences on the Fund’s strong performance in 2024 included:
• The Fund’s investment in EMCOR Group, Inc. more than doubled due to strong demand for specialized electrical and mechanical services supporting the domestic expansion of data centers and high-technology manufacturing capabilities.
• Shares of drinking water provider, Primo Brands Corporation, rose significantly as it completed a merger with its closest peer, creating a market leader with opportunities to enhance growth, profitability, and free cash flow.
• Holdings within the solar energy industry detracted from performance as project delays and changing regulatory policies weighed on near-term growth prospects.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class (without sales charge)	16.08	9.33	7.51
Russell Midcap Total Return Index	15.34	9.92	9.63
Russell 3000 Total Return	23.81	13.86	12.55
Greenspring Custom Blend Index	11.08	6.97	6.76

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
Visit https://thecromwellfunds.com/funds/greenspring-mid-cap-fund for more recent performance information.
Visit https://thecromwellfunds.com/funds/greenspring-mid-cap-fund for more recent performance information.

Net Assets	$ 124,327,771
Holdings Count | $ / shares	55
Advisory Fees Paid, Amount	$ 932,048
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$124,327,771
Number of Holdings	55
Net Advisory Fee	$932,048
Portfolio Turnover	11%

Holdings [Text Block]

Top 10 Issuers	(%)
EMCOR Group, Inc.	8.6%
Republic Services, Inc.	8.6%
KBR, Inc.	7.8%
MYR Group, Inc.	5.2%
Primo Brands Corp.	4.7%
Johnson Controls International PLC	4.2%
W.R. Berkley Corp.	3.4%
DuPont de Nemours, Inc.	2.9%
Ziff Davis, Inc.	2.5%
EOG Resources, Inc.	2.5%

Updated Prospectus Web Address	https://thecromwellfunds.com/funds/greenspring-mid-cap-fund.
Institutional Class
Shareholder Report [Line Items]
Fund Name	Cromwell Sustainable Balanced Fund
Class Name	Institutional Class
Trading Symbol	CSBIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Cromwell Sustainable Balanced Fund for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://thecromwellfunds.com/funds/sustainable-balanced. You can also request this information by contacting us at 1-855-625-7333.
Additional Information Phone Number	1-855-625-7333
Additional Information Website	https://thecromwellfunds.com/funds/sustainable-balanced
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$116	1.10%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the one-year period ended December 31, 2024, the Fund (CSBIX) climbed 11.34% compared to its blended benchmark, 60% S&P 500 Index/40% Bloomberg US Aggregate Bond Index, which returned 15.04%.
Equity Portion of the Portfolio
In 2024, the U.S. economy benefited from declining inflation, healthy employment levels, and a steady GDP growth. The Fund’s performance was driven by the following factors:
• In 2024, stock market performance was primarily dominated by the largest tech companies. The Magnificent Seven (Alphabet, Amazon, Apple, Meta Platforms, Microsoft, NVIDIA, and Tesla), on average, returned over 60% and accounted for over half of the S&P 500’s 2024 return. While the Fund owned some of the seven companies, we did not own all of them. Specifically, we did not own Apple and Tesla due to our fundamental concern that they are particularly expensive relative to their earnings growth.
• Specific underweights against the Magnificent Seven contributed nearly 550 basis points of underperformance against the S&P 500 Index. Not owning Apple and Tesla resulted in 300 bps of negative contribution.
• The Fund’s overweight in Amazon and Meta contributed nearly 200 bps of outperformance. However, it was not enough to offset the underweight in the former two, which together make up close to 7% of the S&P 500, and the Magnificent Seven all together.
• Other areas of underperformance came from the Fund’s lower weight in Financials. While Progressive was up over 50% in 2024, the Fund was underweight in banks, which as an industry group, returned 38%.
• The Fund’s bottom three performers in the year all faced cyclical pressures despite their industry-leading franchises. Our bottom contributors in 2024 were AMN Healthcare Services, a provider of nursing and healthcare staffing; Aptiv, a provider of active safety and electrical architectures for autos; and Entegris, a provider of materials purity and filtration solutions used in semiconductor manufacturing.
Fixed Income Portion of the Portfolio
Top contributors to performance include the following:
• An underweight to duration relative to the Bloomberg U.S. Aggregate Bond Index was additive to performance as yields rose during the period.
• A focus on BBB-rated bonds within corporate credit was additive to performance as spreads compressed in 2024.
• Security selection was additive to relative returns due to select issuers in Technology and Banking.
Top detractors from performance include the following:
• An overweight to U.S. Treasuries was a detractor as yields rose across intermediate and long maturities in 2024.
• An underweight to commercial mortgage-backed securities (CMBS) detracted.
• An overweight to Technology and an underweight to Communications detracted from relative returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (12/29/2023)
Institutional Class	11.34	11.27
S&P 500 TR	25.02	24.87
Bloomberg US Aggregate Bond Index	1.25	1.24
60% S&P 500 / 40% Bloomberg US Aggregate Bond	15.04	14.96

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
Visit https://thecromwellfunds.com/funds/sustainable-balanced for more recent performance information.
Visit https://thecromwellfunds.com/funds/sustainable-balanced for more recent performance information.

Net Assets	$ 12,484,776
Holdings Count | $ / shares	66
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$12,484,776
Number of Holdings	66
Net Advisory Fee	$0
Portfolio Turnover	35%

Holdings [Text Block]

Top 10 Issuers	(%)
United States Treasury Note/Bond	23.6%
Amazon.com, Inc.	4.8%
Microsoft Corp.	4.0%
Talen Energy Corp.	3.9%
NVIDIA Corp.	3.6%
T-Mobile US, Inc.	3.2%
Danaher Corp.	3.1%
Meta Platforms, Inc.	3.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.0%
AerCap Holdings NV	2.5%

Updated Prospectus Web Address	https://thecromwellfunds.com/funds/sustainable-balanced.